INCOME TAXES - Reconciliation of the Statutory Rate to Effective Rate (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate
Statutory U.S. rate (as a percent)		21.00%	21.00%	35.00%
One time transition tax (as a percent)		(0.002)	0.042	0.103
State income taxes, net of federal benefit (as a percent)		1.80%	1.20%	0.40%
Foreign operations (as a percent)		5.50%	(15.50%)	(7.00%)
Domestic manufacturing deduction (as a percent)				(2.30%)
R&D credit (as a percent)		(1.00%)	(1.00%)	(0.90%)
Change in valuation allowance (as a percent)		(8.20%)	10.30%
Audit settlements and refunds (as a percent)		(0.20%)	(0.80%)	(0.20%)
Excess stock benefits (as a percent)		(2.40%)	(1.70%)	(2.50%)
Change in federal tax rate (deferred taxes) (as a percent)			(0.70%)	(20.60%)
Prior years tax return (as a percent)			2.90%
Other, net (as a percent)		0.40%	0.30%
Effective income tax rate (as a percent)		16.70%	20.20%	12.20%
Payment term for provisional liability				8 years
Net tax expense (benefits) associated with the Tax Act		$ (3.1)	$ 66.0	$ (158.9)
Net tax benefit for the one-time transition				319.0
Net expense for the one-time transition				160.1
Special gains and charges, recognized discrete tax expense (benefit), net,		(40.1)	(29.0)	(3.0)
Recognized discrete tax expense (benefit), net		(54.6)	(64.0)	(29.3)
Excess tax benefits, share-based compensation		42.3	27.7
Additional tax benefit related to tax reform				7.8
Net discrete expense (benefit), prior year returns		11.0	(39.5)	9.8
Out of period charges incurred	$ 38.0
Tax expense (benefit) due to changes in local tax law		15.6
Tax expense (benefit) due to issuance of final regulations governing taxation of foreign dividends		10.2
Tax expense (benefit) due to passage of tax reform.		30.4
Tax expense (benefit) due to audit settlements and statutes of limitations		13.8
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of year		49.0	60.6	75.9
Additions based on tax positions related to the current year		2.1	3.0	3.2
Additions for tax positions of prior years		1.0	2.0
Reductions for tax positions of prior years		(18.4)	(8.7)	(4.9)
Reductions for tax positions due to statute of limitations		(5.7)	(5.8)	(14.0)
Settlements		(0.6)	(0.8)	(10.8)
Assumed in connection with acquisitions				9.1
Foreign currency translation		(0.4)	(1.3)	2.1
Balance at end of year	49.0	27.0	49.0	60.6
Unrecognized tax benefits that would affect the annual effective tax rate	35.6	23.7	35.6	46.1
Interest and penalties on unrecognized tax benefits accrued during the period		(1.9)	(1.2)	0.9
Accrued interest, including minor amounts for penalties	$ 8.0	$ 6.1	$ 8.0	9.3
Accounting Standards Update 2016-09 [Member]
Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate
Recognized discrete tax benefits				$ 39.5